Provisions	12 Months Ended
Mar. 31, 2026
Provisions [abstract]
Provisions
22.
Provisions

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current
Provision for decommissioning costs	9,484	10,304	110
Provision for warranty	—	265	3
Total	9,484	10,569	113

	Provision for warranty	Provision for decommissioning costs
As at April 1, 2023 (INR)	-	16,859
Arised during the year	-	2,429
Disposal of subsidiaries	-	(149)
Unwinding of discount on provisions	-	977
Adjustment during the year*	-	(9,608)
As at March 31, 2024 (INR)	-	10,508
Arised during the year	42	804
Disposal of subsidiaries	-	(61)
Unwinding of discount on provisions	-	773
Adjustment during the year*	-	(2,540)
As at March 31, 2025 (INR)	42	9,484
Arised during the year	223	1,103
Disposal of subsidiaries	-	(85)
Unwinding of discount on provisions	-	695
Adjustment during the year*	-	(893)
As at March 31, 2026 (INR)	265	10,304
As at March 31, 2026 (USD)	3	110

* Adjustment during the year relates to revision in the provision for decommissioning costs on account of changes in the estimated future costs, or in the discount rate applied as at the end of reporting period.

Note

(a)
Provision has been recognised for decommissioning costs associated with land taken on leases wherein the Group is committed to decommission the site as a result of construction of wind and solar power projects.
(b)
The provision for warranty relates to the expected cost of repairs and replacement of modules sold during the year. Assumption used to calculate these assurance type warranties is based on current sales volume and available information and is reassessed annually. These costs are expected over warranty period of the modules.